Leases (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Non-cancelable Lease Rental Payments

The future minimum non-cancelable lease rental payments are as follows:

Years ending March 31,	(In millions)
2014	Rs.	5,135	US$	94
2015		4,272		78
2016		3,776		69
2017		2,977		55
2018		2,280		42
Thereafter		6,763		124

Total minimum lease commitments	Rs.	25,203	US$	462

Future Non-Cancelable Lease Rent Payments to be Received

Future non-cancelable lease rent payments to be received are as follows:

Years ending March 31,	(In millions)
2014	Rs.	409	US$	7
2015		358		6
2016		359		7
2017		358		7
2018		358		7
Thereafter		1,978		36
Total minimum lease receipts	Rs.	3,820	US$	70